Acquisitions/Dispositions - Schedule of Asset and Liabilities Acquired (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Themomedics [Member]
Assets acquired, Net tangible assets	$ 35	$ 35
Assets acquired, Customer contracts and relationships	240	240
Assets acquired,Other assets	12	12
Assets acquired, Patents and other intellectual property	178	178
Assets acquired, Goodwill	108	108
Assets acquired	573	573
Liabilities acquired, Current liabilities	(89)	(89)
Liabilities acquired, Long term debt
Total estimated purchase price	484	484
ENG [Member]
Assets acquired, Net tangible assets	2,584	2,584
Assets acquired, Customer contracts and relationships	238	238
Assets acquired,Other assets	7	7
Assets acquired, Patents and other intellectual property
Assets acquired, Goodwill	200	200
Assets acquired	3,029	3,029
Liabilities acquired, Current liabilities	(2,116)	(2,116)
Liabilities acquired, Long term debt	(1)	(1)
Total estimated purchase price	$ 912	$ 912